Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 81,995	$ 59,537
Marketable securities	38,973	48,659
Accounts receivable, net of allowance for doubtful accounts of $331 and $211 at December 31, 2014 and 2013, respectively	33,167	25,314
Accounts receivable -unbilled	1,678	1,392
Prepaid royalties, net of amortization	13,030	8,857
Other prepaid expenses and other current assets	5,768	3,365
Total current assets	174,611	147,124
Property and equipment:
Equipment	25,133	21,631
Leasehold improvements	5,860	5,521
Furniture and fixtures	4,554	3,854
Property and equipment, gross	35,547	31,006
Less accumulated depreciation and amortization	(26,105)	(21,968)
Total, property and equipment	9,442	9,038
Capitalized software development, net of accumulated amortization of $18,114 and $13,910 at December 31, 2014 and 2013, respectively	12,706	11,077
Goodwill	41,914	35,746
Intangible assets, net of accumulated amortization of $13,834 and $11,389 at December 31, 2014 and 2013, respectively	14,795	8,870
Non-marketable equity investments	1,757	497
Other assets	2,037	242
Total assets	257,262	212,594
Current liabilities:
Accounts payable	4,753	2,311
Accrued royalties	9,255	8,435
Accrued liabilities	7,224	5,684
Accrued compensation and related expenses	2,311	1,614
Deferred revenue	53,716	38,168
Total current liabilities	77,259	56,212
Deferred tax liabilities, noncurrent	5,838	6,173
Deferred revenue, noncurrent	3,657
Other long term liabilities	2,649	776
Commitments and contingencies
Shareholders' equity:
Common stock, no par value, 75,000 shares authorized; 27,677 and 27,327 shares issued and outstanding at December 31, 2014 and 2013, respectively	174,926	166,888
Accumulated deficit	(7,030)	(17,424)
Accumulated other comprehensive loss	(37)	(31)
Total shareholders' equity	167,859	149,433
Total liabilities and shareholders' equity	$ 257,262	$ 212,594